SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Detail) - USD ($)		3 Months Ended			12 Months Ended
	Mar. 08, 2021	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2021
Summary Of Significant Accounting Policy [Line Items]
Offering costs				$ 5,716
Underwriting fees	$ 4,860,057
Other offering costs	$ 581,484
Unrecognized tax benefits accrued for interest and penalties		$ 0			$ 0
Unrecognized tax benefits		$ 0			$ 0
Shares excluded from calculation of diluted loss per share		11,523,444			11,523,444
Cash equivalents		$ 0		$ 0	$ 0
Public Warrants
Summary Of Significant Accounting Policy [Line Items]
Warrants outstanding | shares		6,075,052			6,075,072
Private Placement Warrants [Member]
Summary Of Significant Accounting Policy [Line Items]
Warrants outstanding | shares					5,448,372
Initial Public Offering
Summary Of Significant Accounting Policy [Line Items]
Offering costs		$ 13,946,641			$ 13,946,641
Underwriting fees		$ 4,860,057			4,860,057
Deferred underwriting fees			$ 8,505,100		8,505,100
Other offering costs			581,484		581,484
Offering costs charged to shareholders' equity			13,647,118		13,647,118
Initial Public Offering | Public Warrants
Summary Of Significant Accounting Policy [Line Items]
Offering costs			$ 299,523		$ 299,523
Class B Common Stock
Summary Of Significant Accounting Policy [Line Items]
Shares subject to forfeiture		249,928			249,928